Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 88.6%
Communication Services – 8.5%
Alphabet, Inc., Class C ..................................................... 1,268 $ 211,997
Meta Platforms, Inc., Class A ................................................ 271 155,131
Netflix, Inc.* .............................................................. 83 58,869
Walt Disney Co. (The) ...................................................... 458 44,055
470,052
Consumer Discretionary – 13.6%
Amazon.com, Inc.* ........................................................ 1,185 220,801
BYD Co. Ltd., ADR ........................................................ 344 24,410
Lucid Group, Inc.* ......................................................... 1,245 4,395
NIO, Inc., ADR* ........................................................... 1,261 8,423
Rivian Automotive, Inc., Class A* ............................................. 700 7,854
Sonder Holdings, Inc.* ..................................................... 7,667 35,882
Tesla, Inc.* ............................................................... 1,720 450,004
751,769
Consumer Staples – 0.8%
Coca-Cola Co. (The) ....................................................... 107 7,689
Costco Wholesale Corp. .................................................... 43 38,120
45,809
Financials – 8.0%
American Express Co. ..................................................... 22 5,966
Block, Inc.* .............................................................. 2,947 197,832
Fiserv, Inc.* .............................................................. 48 8,623
Lemonade, Inc.* .......................................................... 13,530 223,110
Moody's Corp ............................................................ 16 7,594
443,125
Industrials – 0.5%
FANUC Corp., ADR ........................................................ 1,007 14,712
Paychex, Inc. ............................................................. 86 11,541
26,253
Information Technology – 55.4%
Adobe, Inc.* .............................................................. 8 4,142
Advanced Micro Devices, Inc.* ............................................... 3,586 588,391
Amkor Technology, Inc. ..................................................... 753 23,042
Analog Devices Inc ........................................................ 505 116,236
ANSYS, Inc.* ............................................................. 28 8,922
Apple, Inc. ............................................................... 997 232,301
Arbe Robotics Ltd* ........................................................ 5,678 10,845
ASML Holding NV ......................................................... 250 208,312
Aurora Innovation, Inc.* ..................................................... 9,180 54,346
Autodesk Inc * ............................................................ 83 22,865
Camtek Ltd. .............................................................. 585 46,712
Crowdstrike Holdings, Inc., Class A* ........................................... 83 23,279
Datadog , Inc., Class A* ..................................................... 6 690
GLOBALFOUNDRIES, Inc.*(a) ............................................... 316 12,719
HP, Inc. ................................................................. 289 10,366
Intel Corp. ............................................................... 1,739 40,797
KLA Corp ................................................................ 44 34,074
Lam Research Corp. ....................................................... 40 32,643
Marvell Technology, Inc. .................................................... 322 23,223

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Information Technology (continued)
Microchip Technology Inc ................................................... 169 $ 13,569
Micron Technology, Inc. ..................................................... 391 40,551
Microsoft Corp ............................................................ 619 266,356
NVIDIA Corp. ............................................................. 9,734 1,182,097
NXP Semiconductors NV ................................................... 88 21,121
Palo Alto Networks Inc * ..................................................... 5 1,709
Synopsys, Inc.* ........................................................... 49 24,813
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .............................. 47 8,162
Texas Instruments, Inc. ..................................................... 60 12,394
VeriSign, Inc.* ............................................................ 51 9,688
3,074,365
Materials – 1.8%
Albemarle Corp. .......................................................... 97 9,187
BHP Group Ltd., ADR ...................................................... 314 19,503
Glencore PLC, ADR* ....................................................... 1,714 19,625
Rio Tinto PLC, ADR ........................................................ 291 20,711
Sociedad Quimica y Minera de Chile SA, ADR .................................. 296 12,337
Talon Metals Corp.* ........................................................ 56,046 3,923
Vale SA, ADR ............................................................ 1,344 15,698
100,984
Total Common Stocks (Cost $3,032,379) ........................................... 4,912,357
Number of
Contracts Notional Amount
Purchased Options – 5.9%
Puts – Exchange-Traded – 1.1%
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(b) ......... 9 $ 4,950,000 $ 1,665
S&P 500 Index, October Strike Price $4,720, Expires 10/18/24(b) ......... 24 11,328,000 4,860
S&P 500 Index, November Strike Price $4,720, Expires 11/15/24(b) ....... 19 8,968,000 15,200
S&P 500 Index, December Strike Price $4,850, Expires 12/20/24(b) ....... 17 8,245,000 37,315
59,040
Calls – Exchange-Traded – 4.8%
Tesla, Inc., March Strike Price $435, Expires 3/21/25 ................... 100 $ 4,350,000 $ 77,000
Tesla, Inc., June Strike Price $440, Expires 6/18/26 .................... 50 2,200,000 191,875
268,875
Total Purchased Options (Cost $236,977) ............................................ 327,915
Shares
Money Market Funds – 6.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(c)
(Cost $350,888) ......................................................... 350,888 350,888
Total Investments – 100.8%
(Cost $3,620,244) ............................................................. $ 5,591,160
Liabilities in Excess of Other Assets – (0.8)% ......................................... (42,524)
Net Assets – 100.0% ............................................................ $ 5,548,636

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Number of
Contracts Notional Amount Value
Written Options – (0.7)%
Puts – Exchange-Traded – (0.7)%
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (9) $ (4,770,000) $ (698)
S&P 500 Index, October Strike Price $4,440, Expires 10/18/24 ........... (24) (10,656,000) (3,420)
S&P 500 Index, November Strike Price $4,450, Expires 11/15/24 .......... (19) (8,455,000) (10,260)
S&P 500 Index, December Strike Price $4,575, Expires 12/20/24 ......... (17) (7,777,500) (24,735)
(39,113)
Total Written Options (Premiums Received $79,528) .................................... $ (39,113)
* Non Income Producing
(a) Securities with an aggregate market value of $1,578,744 have been pledged as collateral for options as of September 30,
2024.
(b) Held in connection with Written Options.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
Summary of Investment Type††
Investment Categories
% of Net
Assets
Common Stocks ................................................................................. 88.6%
Purchased Options ............................................................................... 5.9%
Money Market Funds ............................................................................. 6.3%
Total Investments ................................................................................ 100.8%
Liabilities in Excess of Other Assets .................................................................. (0.8)%
Net Assets ..................................................................................... 100.0%